Fair Value Composition of Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 53,548.3	$ 51,514.1
Debt, fair value	5,717.9	5,857.4
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	49,513.6	44,815.7
Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	46,651.9	43,873.1
Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	36,572.7	31,383.5
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	25,167.4	18,488.2
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,977.1	2,185.3
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	15.5	17.9
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9,412.7	10,692.1
Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9,894.9	12,307.9
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	666.8	790.0
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,663.5	6,535.6
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,564.6	4,982.3
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	184.3	181.7
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	40.5	50.9
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9.1	0.0
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	134.7	130.8
Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,861.7	942.6
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,034.7	6,698.4
Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,213.2	1,639.9
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,100.8	1,497.4
Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	71.2	82.9
Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	41.2	59.6
Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,821.5	5,058.5
Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,801.7	5,041.6
Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	19.8	16.9
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	30,799.7	24,548.2
Debt, fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	27,977.3	19,441.3
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	25,176.6	18,498.9
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	25,167.4	18,488.2
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	25,167.4	18,488.2
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9.2	10.7
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9.2	10.7
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,800.7	942.4
Fair Value, Inputs, Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,822.4	5,106.9
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	39.0	115.3
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	39.0	115.3
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,783.4	4,991.6
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,783.4	4,991.6
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	22,626.7	26,838.2
Debt, fair value	5,717.9	5,857.4
Fair Value, Inputs, Level 2 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	21,536.3	25,374.4
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	21,475.3	25,374.2
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	11,405.3	12,895.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,977.1	2,185.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	15.5	17.9
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9,412.7	10,692.1
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9,894.9	12,307.9
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	666.8	790.0
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,663.5	6,535.6
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,564.6	4,982.3
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	175.1	171.0
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	40.5	50.9
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	9.1	0.0
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	125.5	120.1
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	61.0	0.2
Fair Value, Inputs, Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,090.4	1,463.8
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,090.4	1,413.8
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	994.4	1,305.7
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	71.2	82.9
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	24.8	25.2
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	50.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	50.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	121.9	127.7
Debt, fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	121.9	127.7
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	83.8	110.8
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	67.4	76.4
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	16.4	34.4
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	38.1	16.9
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	18.3	0.0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	19.8	16.9
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	55,316.0	47,572.7
Carrying value	6,388.3	4,898.8
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	53,125.7	44,736.8
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	50,264.0	43,794.2
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	39,093.3	31,292.8
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	26,770.7	18,586.1
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,180.0	2,162.6
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	16.8	17.9
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10,125.8	10,526.2
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10,968.1	12,330.5
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	696.1	787.7
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	5,446.0	6,561.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,826.0	4,981.8
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	202.6	170.9
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	43.6	50.7
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10.5	0.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	148.5	120.2
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,861.7	942.6
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,190.3	2,835.9
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,364.2	1,571.8
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,244.2	1,451.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	79.9	80.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	40.1	40.1
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	826.1	1,264.1
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	806.3	1,247.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 19.8	$ 16.9